Supplementary Balance Sheet Information - Changes in Deferred Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred Revenue Disclosure [Abstract]
Balance at beginning of year	$ 24,177	$ 22,221
Revenue recognized during the year	(34,849)	(35,901)
Deferred income acquired		321
Deferred income relating to new sales	42,756	37,536
Balance at end of year	$ 32,084	$ 24,177